Land Use Rights, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2021
Land Use Rights [Line Items]
Amortization expenses of land use rights	$ 84	$ 205	$ 262
Future amortization expense next twelve months	6,348
Future amortization expense year two	5,972
Future amortization expense year three	5,941
Future amortization expense year four	5,856
Future amortization expense year five	785
Future amortization expense thereafter	47
Land use rights [Member]
Land Use Rights [Line Items]
Amortization expenses of land use rights	84	$ 205	$ 262
Future amortization expense next twelve months	84
Future amortization expense year two	84
Future amortization expense year three	84
Future amortization expense year four	84
Future amortization expense year five	84
Future amortization expense thereafter	$ 2,901